Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Schedule of movement in the carrying amount of property, plant and equipment

Electronic
and office
equipment
RMB’000
Year ended December 31, 2023
Opening carrying amount	2,600
Arising from business combination	186
Additions	2,778
Depreciation charge	(1,186)
Closing carrying amount	4,378
At December 31, 2023
Cost	6,199
Accumulated depreciation	(1,821)
Carrying amount	4,378
Year ended December 31, 2024
Opening carrying amount	4,378
Additions	112
Depreciation charge	(1,579)
Disposals	(14)
Disposal of subsidiaries	(296)
Closing carrying amount	2,601
At December 31, 2024
Cost	5,831
Accumulated depreciation	(3,230)
Carrying amount	2,601